Other Financial Assets and Liabilities - Summary of Hedging Activities (Detail) (Parenthetical) $ in Millions	Dec. 31, 2024 AUD ($)
Cash flow hedges [member] | Forwards Unrealised Volumes [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	985